Goodwill	12 Months Ended
Dec. 31, 2019
GOODWILL.
Goodwill

17.  GOODWILL.

The following table shows goodwill by the Cash-Generating Unit or group of Cash-Generating Units to which it belongs and changes as of December 31, 2019 and 2018:

		Opening Balance 01-01-2018	Business combinations	Foreign Currency Translation	Closing Balance 12/31/2018	Transfer Fusion by absortion	Foreign currency exchange difference	Closing Balance 12-31-2019
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica de Colina Ltda.	Empresa Eléctrica de Colina Ltda.	2,240,478	—	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	—	128,374,362	—	—	128,374,362
Enel Generación Chile S.A.	Enel Generación Chile	731,782,459	—	—	731,782,459	24,860,356	—	756,642,815
GasAtacama Chile S.A.	Enel Generación Chile	24,860,356	—	—	24,860,356	(24,860,356)	—	—
Empresa Eléctrica Panguipulli S.A.	Enel Green Power Chile Ltda.	—	17,543,347	2,603,476	20,146,823	—	1,673,580	21,820,403
Geotérmica del Norte	Enel Green Power Chile Ltda.	—	65,871	9,775	75,646	—	6,284	81,930
Parque Eólico Talinay Oriente	Enel Green Power Chile Ltda.	—	6,587,064	977,537	7,564,601	—	628,385	8,192,986
	Total	887,257,655	24,196,282	3,590,788	915,044,725	—	2,308,249	917,352,974

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the Cash-Generating Units or groups of Cash-Generating Units, to which the acquired goodwill has been allocated, allow recovery of its carrying amount as of December 31, 2019 (see Note 3.e).

The origin of the goodwill is detailed below:

1.- Empresa Eléctrica de Colina Ltda.

On December 31, 1996, Enel Distribución Chile S.A. acquired 100% of Empresa Eléctrica de Colina Ltda. from the investment company Saint Thomas S.A., which is neither directly nor indirectly related to Enel Distribución Chile S.A.

2.- Enel Distribución Chile S.A.

In November 2000, Enersis S.A. (now Enel Américas S.A.) acquired an additional 25.4% ownership interest in Enel Distribución Chile S.A. in a public bidding process, reaching a 99.99% ownership interest in the company.

3.- Enel Generación Chile S.A.

On May 11, 1999, Enersis S.A. (now Enel Américas S.A.) acquired an additional 35% in Enel Generación Chile S.A. in a public bidding process on the Santiago Stock Exchange and by buying shares in the U.S. (30% and 5%, respectively), reaching a 60% ownership interest in the generation company.

4.- GasAtacama Chile S.A. (Formerly named Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Enel Generación Chile S.A. acquired the remaining 50% equity interest in GasAtacama Chile S.A that was owned at that time by Southern Cross Latin America Private Equity Fund III L.P.

5.- Empresa Eléctrica Pangue S.A. (Currently named GasAtacama Chile S.A.)

On July 12, 2002, Enel Generación Chile S.A. acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A. through a put option held by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A., with the latter company being the surviving entity.

6.- Compañía Eléctrica San Isidro S.A. (Currently named GasAtacama Chile S.A.)

On August 11, 2005, Enel Generación Chile S.A. acquired the shares of Inversiones Lo Venecia Ltda., whose only asset was a 25% interest in Compañía Eléctrica San Isidro S.A. (acquisition of non-controlling interests).

On September 1, 2013, Compañía Eléctrica San Isidro S.A. was merged with Endesa Eco S.A., the latter being the surviving entity.

On November 1, 2013, Endesa Eco S.A. was merged with Compañía Eléctrica Tarapacá, the latter being the surviving entity.

On November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged with GasAtacama Chile S.A. with the latter being the surviving company.

7.- Enel Green Power Chile Ltda.

On March 26, 2013, Enel Green Power Chile Ltda. acquired an ownership interest in Parque Eólico Talinay Oriente S.A..On August 6, 2001, Enel Green Power Chile Ltda. acquired an ownership interest in Empresa Eléctrica Panguipulli S.A. and Empresa Eléctrica Puyehue S.A., which later merged with Panguipulli, with the latter being the legal surviving company.